Share-Based Compensation - Fair Value Assumptions (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	4 years 10 months 6 days	4 years 10 months 24 days
Expected volatility	83.00%	69.00%
Expected dividend yield	$ 0	$ 0
Risk-free interest rate	1.40%	1.70%
Weighted average fair value of options granted during the year	$ 1.21	$ 2.70